LEASE - Carrying amount of right-of-use and movement during the year (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of quantitative information about right-of-use assets [line items]
Additions		¥ 1,247,858	¥ 2,838	¥ 59,215
Transfer to investment properties		(239,765)
Transfer to property, plant and equipment		(1,674,260)
Government grants		(107,441)
Contract modification		(182,865)
Disposal of subsidiaries		(52,668)
Depreciation of right-of-use assets		(1,075,825)
Impairment losses		(1,448)
Balance at the end	$ 2,282,518	15,890,437
Right of Use Assets Pledged as Security		373,048
Initial recognition
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning		17,976,851
Balance at the end			17,976,851
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Additions		21,203
Contract modification		(45,507)
Depreciation of right-of-use assets		(84,940)
Balance at the end		287,255
Buildings | Initial recognition
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning		396,499
Balance at the end			396,499
Plant and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Additions		11,606
Transfer to property, plant and equipment		(1,674,260)
Government grants		(107,441)
Depreciation of right-of-use assets		(601,891)
Balance at the end		3,757,785
Plant and machinery | Initial recognition
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning		6,129,771
Balance at the end			6,129,771
Land use right
Disclosure of quantitative information about right-of-use assets [line items]
Additions		1,215,049
Transfer to investment properties		(239,765)
Contract modification		(137,358)
Disposal of subsidiaries		(52,668)
Depreciation of right-of-use assets		(388,994)
Impairment losses		(1,448)
Balance at the end		11,845,397
Carrying amount of land use rights in process of applying for certificates		¥ 74,000	¥ 687,000
Carrying value of land parcels as a percent of total asset	0.04%	0.04%	0.34%
Land use right | Initial recognition
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning		¥ 11,450,581
Balance at the end			¥ 11,450,581